Marketable securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Line Items]
Proceeds from sales	$ 7,152	$ 18,246	$ 26,382
Purchase of securities	1,085	3,567	25,015
Gross gains (Losses)	0	6	41
Credit Agricole securities [Member]
Marketable Securities [Line Items]
Proceeds from sales	7,152	15,143
Purchase of securities	1,085	3,573
Gross gains (Losses)	0	3
HSBC securities [Member]
Marketable Securities [Line Items]
Proceeds from sales	0	3,216
Purchase of securities	0	0
Gross gains (Losses)	$ 0	$ 3